CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Preferred Stock	APIC	Accumulated Deficit	Noncontrolling Interest	Class A Common Stock Common Stock	Common Class B Common Stock
Balance, at beginning of period (in shares) at Dec. 31, 2022						52,727	205,055
Balance, at beginning of period at Dec. 31, 2022	$ 5,595		$ 2,625	$ (344)	$ 3,314	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	706		706
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						1,638
Conversion of Class B shares to Class A common stock (in shares)						7,455	(7,455)
Conversion of Class B to Class A Common Stock	0		145		(145)
Warrants exercised (in shares)						1,287
Warrants exercised	122		122
Stock options exercised (in shares)						143
Stock options exercised	29		29
Net loss	(6,844)			(2,194)	(4,650)
Noncontrolling interest rebalancing	0		2,744		(2,744)
Balance, at end of period (in shares) at Dec. 31, 2023						63,250	197,600
Balance, at end of period at Dec. 31, 2023	(5,419)		3,081	(2,538)	(5,962)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	811		811
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						3,547
Warrants exercised (in shares)						711
Warrants exercised	215		215
Stock options exercised (in shares)						228
Stock options exercised	92		92
Issuance of stock in lieu of cash bonus, net of tax withholdings ( in shares )						1,267
Issuance of stock in lieu of cash bonus, net of tax withholdings	912		912
Net loss	(13,338)			(4,055)	(9,283)
Noncontrolling interest rebalancing	0		(1,615)		1,615
Balance, at end of period (in shares) at Sep. 30, 2024						69,003	197,600
Balance, at end of period at Sep. 30, 2024	(16,727)		3,496	(6,593)	(13,630)	$ 0	$ 0
Balance, at beginning of period (in shares) at Dec. 31, 2023						63,250	197,600
Balance, at beginning of period at Dec. 31, 2023	(5,419)		3,081	(2,538)	(5,962)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,552		1,552
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						3,776
Issuance related to vesting of restricted stock units, net of tax withholdings	(327)		(327)
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )						28,727
Issuance pursuant to the Equity Reserve Facility	3,008		3,008
Warrants exercised (in shares)						711
Warrants exercised	215		215
Stock options exercised (in shares)						228
Stock options exercised	92		92
Issuance of stock in lieu of cash bonus, net of tax withholdings ( in shares )						1,267
Issuance of stock in lieu of cash bonus, net of tax withholdings	906		906
Net loss	(19,907)			(6,236)	(13,671)
Noncontrolling interest rebalancing	0		(4,891)		4,891
Balance, at end of period (in shares) at Dec. 31, 2024		0				99,100	197,600
Balance, at end of period at Dec. 31, 2024	(19,730)	$ 0	3,786	(8,774)	(14,742)	$ 0	$ 0
Balance, at beginning of period (in shares) at Jun. 30, 2024						68,880	197,600
Balance, at beginning of period at Jun. 30, 2024	(10,509)		3,459	(3,903)	(10,065)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	149		149
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						54
Stock options exercised (in shares)						69
Stock options exercised	10		10
Net loss	(6,377)			(2,690)	(3,687)
Noncontrolling interest rebalancing	0		(122)		122
Balance, at end of period (in shares) at Sep. 30, 2024						69,003	197,600
Balance, at end of period at Sep. 30, 2024	(16,727)		3,496	(6,593)	(13,630)	$ 0	$ 0
Balance, at beginning of period (in shares) at Dec. 31, 2024		0				99,100	197,600
Balance, at beginning of period at Dec. 31, 2024	(19,730)	$ 0	3,786	(8,774)	(14,742)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,079		1,079
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						3,138
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )						177,443
Issuance pursuant to the Equity Reserve Facility	5,872		5,872			$ 0
Conversion of Class B shares to Class A common stock (in shares)						23,500	(23,500)
Conversion of Class B to Class A Common Stock	0		(1,782)		1,782	$ 0	$ 0
Issuance of Series A Convertible Preferred Stock, net of issuance costs (in shares)		25,000
Issuance of Series A Convertible Preferred Stock, net of issuance costs	21,220		21,220
Net loss	(15,136)			(7,284)	(7,852)
Noncontrolling interest rebalancing	0		(15,286)		15,286
Balance, at end of period (in shares) at Sep. 30, 2025		25,000				303,181	174,100
Balance, at end of period at Sep. 30, 2025	(6,695)	$ 0	14,889	(16,058)	(5,526)	$ 0	$ 0
Balance, at beginning of period (in shares) at Jun. 30, 2025		0				219,442	189,964
Balance, at beginning of period at Jun. 30, 2025	(24,581)	$ 0	2,798	(13,378)	(14,001)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	374		374
Issuance related to vesting of restricted stock units, net of tax withholdings (in shares)						602
Issuance pursuant tothe Equity Reserve Facility, net of issuance costs ( in shares )						67,273
Issuance pursuant to the Equity Reserve Facility	1,292		1,292			$ 0
Conversion of Class B shares to Class A common stock (in shares)						15,864	(15,864)
Conversion of Class B to Class A Common Stock	0		(1,169)		1,169	$ 0	$ 0
Issuance of Series A Convertible Preferred Stock, net of issuance costs (in shares)		25,000
Issuance of Series A Convertible Preferred Stock, net of issuance costs	21,220		21,220
Net loss	(5,000)			(2,680)	(2,320)
Noncontrolling interest rebalancing	0		(9,626)		9,626
Balance, at end of period (in shares) at Sep. 30, 2025		25,000				303,181	174,100
Balance, at end of period at Sep. 30, 2025	$ (6,695)	$ 0	$ 14,889	$ (16,058)	$ (5,526)	$ 0	$ 0